RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short-term employee benefits	$ 9	$ 9	$ 11
Share-based payments	13	19	11
Termination benefits	0	0	0
Total remuneration expense	$ 22	$ 28	$ 22